Dynamic Alternatives Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Portfolio Funds*	Shares	% of Net Assets		Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)

Hedge Funds

AvCap Trading Fund Global Feeder, LP	N/A	11.4%		$27,000,000	$38,348,167	10/8/2024	Annually	(2)

Centiva Offshore Fund, Ltd., Series HA	85,806	2.7%		8,127,215	9,165,775	11/1/2022	Quarterly	(3)(4)

Corbin Hedged Equity Fund, LP	N/A	5.3%		14,156,299	17,820,360	11/1/2022	Monthly

Janus Henderson Biotechnology Innovation Fund	3,164	3.8%		8,000,000	12,863,192	2/1/2025	Quarterly

Linden International, Ltd., Class A	12,000	4.1%		12,000,000	13,922,266	3/1/2025	Quarterly	(4)
Linden International, Ltd., Class A, Series 1	750	0.3%		750,000	861,345	4/1/2025	Quarterly	(4)
Linden International, Ltd., Class A, Series 2	500	0.2%		500,000	574,831	5/1/2025	Quarterly	(4)
Linden International, Ltd., Class A, Series 3	750	0.3%		750,000	846,200	6/1/2025	Quarterly	(4)
Linden International, Ltd., Class A, Series 4	1,750	0.6%		1,750,000	1,989,514	7/1/2025	Quarterly	(4)
Linden International, Ltd., Class A, Series 5	1,000	0.3%		1,000,000	1,107,276	8/1/2025	Quarterly	(4)
		5.8%		16,750,000	19,301,432

BlackRock Systematic Total Alpha Fund, Ltd.	12,000	3.8%		12,000,000	12,573,584	7/1/2025	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 1	2,000	0.6%		2,000,000	2,058,557	9/30/2025	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 2	850	0.3%		850,000	850,000	12/31/2025	Monthly
		4.7%		14,850,000	15,482,141

Total Investments - Hedge Funds		33.7%		88,883,514	112,981,067

Structured Credit

Waterfall Eden Fund, Ltd., Class B1	4	0.0%	(5)	4,239	3,729	3/1/2023	Quarterly	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 1	10,135	3.9%		10,320,761	12,899,626	3/1/2023	Quarterly	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 2	1,000	0.3%		1,000,000	1,086,150	2/1/2025	Quarterly	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 3	1,500	0.5%		1,500,000	1,601,985	4/1/2025	Quarterly	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 4	1,000	0.3%		1,000,000	1,068,170	5/1/2025	Quarterly	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 5	500	0.2%		500,000	528,970	6/1/2025	Quarterly	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 6	1,000	0.3%		1,000,000	1,032,380	7/1/2025	Quarterly	(4)

Total Investments - Structured Credit		5.5%		15,325,000	18,221,010

Private Credit

NB Credit Opportunities II Cayman, LP (6)	N/A	1.5%		4,878,512	5,024,734	6/1/2023	N/A	(7)

Merchants Healthcare Fund 1 Onshore	N/A	4.4%		14,400,000	14,714,453	4/1/2024	Quarterly

Cross Ocean Partners GSS Offshore Feeder, LP	246,635	7.9%		25,000,000	26,382,893	5/1/2025	Semi-Annual	(4)(8)(9)

Total Investments - Private Credit		13.8%		44,278,512	46,122,080

Private Equity
Council Oak Partners Fund I-B, LP (6)	96,221	3.4%		10,209,539	11,250,000	7/1/2025	N/A	(10)(11)
Council Oaks SPV II-B, LP (6)	150,000	4.5%		15,000,000	15,000,000	12/31/2025	N/A	(10)
Stone Ridge Energy Acquisition Fund II, LP (6)	102,638	3.1%		10,263,780	10,306,556	10/1/2026	N/A	(12)

Total Investments - Private Equity		11.0%		35,473,319	36,556,556

Total Investments - Portfolio Funds		64.0%		183,960,345	213,880,713

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	2,573,659	8.0%		27,454,571	26,869,003	11/1/2022	Quarterly

Structured Credit
1WS Credit Income Fund	755,915	4.3%		14,750,000	14,490,882	6/13/2024	Quarterly

Total Investments - Interval Funds		12.3%		42,204,571	41,359,885

Dynamic Alternatives Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Portfolio Funds*	Shares	% of Net Assets	Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)

Business Development Companies
Closed-End Funds

Private Equity

AMG Pantheon Fund, LLC, Class 2	509,391	4.2%	11,018,011	14,003,147	11/1/2022	Quarterly

Stepstone Private Markets, Institutional Class	237,009	4.3%	14,251,329	14,464,637	12/18/2023	Quarterly

Hamilton Lane Private Assets Fund	711,825	4.1%	12,100,000	13,611,232	1/2/2025	Quarterly

Total Investments - Closed-End Funds		12.6%	37,369,340	42,079,016

Direct Investments

Private Equity

TWG Flying Wasp, LLC (6)(13)	69,092	2.3%	6,909,186	7,633,723	12/20/2024	N/A	(10)

Private Real Estate
RB ZaZa Port, LLC, 12% (13)	10,000,000	3.0%	10,000,000	10,168,794	12/13/2024	N/A	(10)
TCG Elford Broad Investor, LLC, 14.6% (PIK rate 6.6%), 8/31/2030	7,500,000	2.3%	7,500,000	7,639,428	9/29/2025	N/A	(10)

Total Direct Investments		7.6%	24,409,186	25,441,945

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	1,366,137	3.6%	12,062,774	12,213,264	11/1/2022	Daily

FPA New Income, Inc.	1,168,488	3.5%	11,591,405	11,778,363	12/1/2022	Daily

Total Investments - Open-End Mutual Funds		7.1%	23,654,179	23,991,627

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 3.68% (13)(14)	31,480,721	9.4%	31,515,186	31,515,186

Total Investments		113.0%	$343,112,807	$378,268,372

Liabilities in Excess of Other Assets		(13.0)%		(43,466,729)

Net Assets		100.0%		334,801,643

* Non-income producing security.
(1) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(2) Subject to three year hard lock-up.
(3) Subject to one year hard lock-up.
(4) Subject to 25% investor level quarterly gate.
(5) Amount is less than 0.05%.
(6) As of December 31, 2025, the Fund had $5,401,243 in unfunded commitments for Council Oaks Partners Fund I-B, LP, $15,000,000 for Council Oaks SPV II-B, LP, 2,562,031 for TWG Flying WASP, LLC, $1,670,262 for NB Credit Opportunities II Cayman, LP, and $9,736,220 for Stone Ridge Energy Acquisition Fund II, LP. There were no other unfunded commitments as of December 31, 2025 for any other investments held by the Fund.
(7) Subject to three year hard lock-up, with two one-year extensions.
(8) Subject to 18 month hard lock-up.
(9) Subject to 25% investor level semi-annual gate.
(10) Level 3 securities fair valued using unobservable inputs
(11) Subject to eight year hard lock-up, with possible two successive one-year periods.
(12) Subject to seven years hard lock-up, with one-year extension.
(13) All or a portion of this security is held by DAF U.S. Blocker, Inc. as of December 31, 2025.
(14) Rate disclosed is the seven day effective yield as of December 31, 2025.

PIK - Paid in kind